CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data	Total	Ordinary Shares: Stated value or Number of shares	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Total Tevas share holders equity	Noncontrolling Interest
Balance as of at Dec. 31, 2010	$ 22,002	$ 49	$ 13,246	$ 9,325	$ 350	$ 1,023	$ 21,947	$ 55
Shares, balance at Period Start at Dec. 31, 2010		937,000,000
Comprehensive Income (loss)	1,826			2,759	(939)		1,820	6
Exercise of options and RSUs by employees	71	0	71				71
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	91		91				91
Dividends	(800)			(800)			(800)
Acquisition of non-controlling interest	(75)		(55)				(55)	(20)
Disposition of non-controlling interests	(15)							(15)
Conversion of convertible senior debentures	12	0	12				12
Conversion of convertible senior debentures, shares		2,000,000
Purchase of treasury shares	901					901	901
Other	3	1	9				10	(7)
Non controlling Interests arising from Business Combinations	129							129
Balance at Period End at Dec. 31, 2011	22,343	50	13,374	11,284	(589)	1,924	22,195	148
Shares, balance at Preiod End at Dec. 31, 2011		942,000,000
Comprehensive Income (loss)	2,484			1,963	572		2,535	(51)
Exercise of options and RSUs by employees	14	0	14				14
Exercise of options and RSUs by employees, shares		2,000,000
Stock-based compensation expense	82		82				82
Dividends	(901)			(901)			(901)
Purchase of treasury shares	1,161					1,161	1,161
Other	6	0	4				4	2
Balance at Period End at Dec. 31, 2012	22,867	50	13,474	12,346	(17)	3,085	22,768	99
Shares, balance at Preiod End at Dec. 31, 2012		944,000,000
Comprehensive Income (loss)	1,181			1,269	(74)		1,195	(14)
Exercise of options and RSUs by employees	91	0	73			18	91
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	64		64				64
Dividends	(1,080)			(1,080)			(1,080)
Disposition of non-controlling interests	(12)							(12)
Purchase of treasury shares	497					497	497
Other	22	0	17			7	24	(2)
Balance at Period End at Dec. 31, 2013	$ 22,636	$ 50	$ 13,628	$ 12,535	$ (91)	$ 3,557	$ 22,565	$ 71
Shares, balance at Preiod End at Dec. 31, 2013		947,000,000